Insider Trading Arrangements	12 Months Ended
Mar. 31, 2025
Trading Arrangements, by Individual [Table]
Material Terms of Trading Arrangement [Text Block]	9.B. Plan of Distribution Not Applicable.
Rule 10b5-1 Arrangement Adopted [Flag]	false
Non-Rule 10b5-1 Arrangement Adopted [Flag]	false
Rule 10b5-1 Arrangement Terminated [Flag]	false
Non-Rule 10b5-1 Arrangement Terminated [Flag]	false